Bank Loan Payable (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)
Payment on loan			$ 14,465
Intesa Sanpaolo Bank [Member]
Bank Loan				$ 580,000		€ 500,000
Points				4.50%		4.50%
Number of payments				57	57
Monthly payments	9,971			$ 11,000	€ 9,760
Payment on loan	$ 33,491	€ 27,773